Income Tax Expense - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Current income tax:
Current income tax on profits for the period	$ 771,378		$ 1,109,752	$ 636,876
Income tax on unappropriated retained earnings	159,744		227,467	105,665
Prior year income tax overestimation	(255,935)		(184,284)	(133,923)
Total current income tax	675,187		1,152,935	608,618
Deferred income tax:
Relating to origination and reversal of temporary differences	(87,012)		(54,617)	(14,237)
Income tax expense	$ 588,175	$ 19,140	$ 1,098,318	$ 594,381